S000001586 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	12.81%	6.09%	9.62%
Class M
Prospectus [Line Items]
Average Annual Return, Percent	8.86%	7.28%	9.31%
Class Y
Prospectus [Line Items]
Average Annual Return, Percent	8.92%	7.34%	9.39%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	2.16%	5.60%	8.26%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	7.63%	6.07%	8.09%
Class S
Prospectus [Line Items]
Average Annual Return, Percent	8.72%	7.17%	9.21%
Class S | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	6.79%	4.10%	6.68%
Class S | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	6.55%	4.92%	6.75%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	8.91%	7.32%	9.36%